Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Common Stocks
1)	Common stocks

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

Adjustments of Additional Paid-in Capital

The adjustments of additional paid-in capital for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received and Carrying Amount of the Subsidiaries’ Net Assets upon Disposal	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2017	$126,045	$—	$389	$85	$13	$20,648	$147,180
Unclaimed dividend	—	—	—	—	3	—	3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	—	—	—	—	—	—
Partial disposal of interests in subsidiaries	—	—	1	76	—	—	77
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	—	—	802	—	—	—	802
Other changes in additional paid-in capital in subsidiaries	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	2	—	—	—	2
Treasury stock transfer of subsidiaries	—	—	27	—	—	—	27
Balance on December 31, 2017	$126,045	$—	$1,221	$161	$16	$20,648	$148,091

Balance on January 1, 2018	$126,045	$—	$1,221	$161	$16	$20,648	$148,091
Unclaimed dividend	—	—	—	—	2	—	2
Partial disposal of interests in subsidiaries	—	—	—	826	—	—	826
Change in additional paid-in capital for not proportionately participating in the capital increase of a subsidiary	—	—	777	—	—	—	777
Share-based payment transactions of subsidiaries	—	—	11	—	—	—	11
Treasury stock transfer of subsidiaries	—	—	55	—	—	—	55
Balance on December 31, 2018	$126,045	$—	$2,064	$987	$18	$20,648	$149,762

Balance on January 1, 2019	$126,045	$—	$2,064	$987	$18	$20,648	$149,762
Unclaimed dividend	—	—	—	—	1	—	1
Share-based payment transactions of subsidiaries	—	—	(1)	—	—	—	(1)
Balance on December 31, 2019	$126,045	$—	$2,063	$987	$19	$20,648	$149,762

Noncontrolling Interests

e.	Noncontrolling interests
	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$6,272	$8,474	$9,857
Effect of retrospective application of IFRS 9, 15 and 16	—	(4)	(20)
Beginning balance as adjusted	6,272	8,470	9,837
Attributable to noncontrolling interests
Net income for the year	1,172	1,024	974
Exchange differences arising from the translation of the net investment in foreign operations	(12)	(3)	8
Unrealized gain or loss on financial assets at FVOCI	—	(1)	(26)
Unrealized loss on available-for-sale financial assets	(2)	—	-
Income tax relating to unrealized gain and loss on available-for-sale financial assets	1	—	-
Remeasurements of defined benefit pension plans	(8)	(9)	15
Income tax relating to remeasurements of defined benefit pension plans	—	3	(3)
Share of other comprehensive income (loss) of associates accounted for using equity method	(2)	1	(1)
Cash dividends distributed by subsidiaries	(942)	(958)	(710)
Partial disposal of interests in subsidiaries	29	349	-
Share-based payment transactions of subsidiaries	20	42	22
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	1,750	700	-
Other changes in additional paid-in capital of subsidiaries	—	—	-
Net increase (decrease) in noncontrolling interests	196	239	(1)
Ending balance	$8,474	$9,857	$10,115

Appropriations of Earnings

The appropriations of the 2017 and 2018 earnings of Chunghwa approved by the stockholders in their meetings on June 15, 2018 and June 21, 2019 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Fiscal Year 2017	For Fiscal Year 2018	For Fiscal Year 2017	For Fiscal Year 2018
	NT$	NT$	NT$	NT$
	(In Millions)
Reversal of special reserve	$5	$—
Cash dividends	37,205	34,746	$4.796	$4.479

The appropriations of earnings for 2019 had been proposed by Chunghwa’s Board of Directors on February 26, 2020.  The appropriations and dividends per share were as follows:

	For Fiscal Year 2019
	Appropriation of Earnings	Dividends Per Share
	NT$	NT$
	(In Millions)
Cash dividends	$32,783	$4.226

FVOCI [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Financial Assets at FVOCI
3)	Unrealized gain or loss on financial assets at FVOCI
	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Beginning balance	$—	$538
Effect of retrospective application of IFRS 9	883	—
Beginning balance as adjusted	883	538
Unrealized gain (loss) for the year
Equity instruments	(345)	197
Ending balance	$538	$735

Unrealized gain (loss) on available-for-sale financial assets [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Available-for-sale Financial Assets
2)	Unrealized gain or loss on available-for-sale financial assets
Unrealized Gain or Loss on AFS Financial Assets
NT$
(In Millions)
Balance as of January 1, 2017	$(51)
Unrealized gain or loss on available-for-sale financial assets	607
Income tax relating to unrealized gain and loss on available-for-sale financial assets	2
Amount reclassified from equity to profit or loss on disposal of available-for-sale financial assets	—
Balance as of December 31, 2017 under IAS 39	558
Effect of retrospective application of IFRS 9	(558)
Balance as of January 1, 2018 under IFRS 9	$—